USDC - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
USD Stable Coin [Abstract]
USD Stable Coin	¥ 1,690,000	$ 232	¥ 0
Fair Value Of USD Stable Coin	¥ 1